PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Actuarial Assumptions (Details) - Post-employment health care benefit cost	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	8.75%	7.25%	8.50%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%